Adoption of Long-Duration Targeted Improvements - Rollforward of Life-Contingent Payout Annuities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Reserve for future policy benefits	$ 19,379	$ 18,738	$ 11,779
Less: reinsurance recoverables	(5,083)	(4,992)	(2,938)
Adjusted ending balance, net of reinsurance	$ 3,591	3,568	8,841
Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance as of July 1, 2021			14,613
Reserve for future policy benefits		$ 21,432
Effect Of Application Of Accounting Standards Update 2018-12, Effect Of Change In Discount Rate Assumption
Liability for Future Policy Benefit, Activity [Line Items]
Change in assumptions			(2,280)
Effect Of Adoption Of Accounting Standards Update 2018-12, Effect Of Change In Cash Flow Assumptions And Other Activity
Liability for Future Policy Benefit, Activity [Line Items]
Change in assumptions			$ 554